Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[5]	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	237,360	(64,045)	173,315	(155,398)	(17,674)	243	801	174,116
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	17,454	(473)	16,981	(16,981)	—	—	243	17,224
– non-trading assets	129,243	(58,972)	70,271	(70,204)	(62)	5	3,223	73,494
Loans and advances to customers[2]	20,950	(10,473)	10,477	(9,321)	—	1,156	1	10,478
At 31 Dec 2023	405,007	(133,963)	271,044	(251,904)	(17,736)	1,404	4,268	275,312

Derivatives (Note 14)[1]	303,911	(79,799)	224,112	(193,720)	(29,998)	394	1,126	225,238
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	14,490	(196)	14,294	(14,293)	—	1	63	14,357
– non-trading assets	103,839	(52,268)	51,571	(51,310)	(260)	1	2,378	53,949
Loans and advances to customers[2]	17,979	(8,105)	9,874	(8,143)	—	1,731	1	9,875
At 31 Dec 2022	440,219	(140,368)	299,851	(267,466)	(30,258)	2,127	3,568	303,419

Financial liabilities
Derivatives (Note 14)[1]	234,304	(64,045)	170,259	(155,148)	(14,337)	774	1,215	171,474
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,249	(135)	10,114	(10,112)	—	2	5	10,119
– non-trading liabilities	112,726	(59,310)	53,416	(52,878)	(539)	(1)	—	53,416
Customer accounts[3]	26,395	(10,473)	15,922	(9,321)	—	6,601	6	15,928
At 31 Dec 2023	383,674	(133,963)	249,711	(227,459)	(14,876)	7,376	1,226	250,937

Derivatives (Note 14)[1]	297,341	(79,799)	217,542	(197,201)	(19,662)	679	1,325	218,867
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,180	(196)	9,984	(9,983)	—	1	2	9,986
– non-trading liabilities	85,168	(52,268)	32,900	(32,719)	(182)	(1)	1	32,901
Customer accounts[3]	24,082	(8,105)	15,977	(8,143)	—	7,834	10	15,987
At 31 Dec 2022	416,771	(140,368)	276,403	(248,046)	(19,844)	8,513	1,338	277,741
1At 31 Dec 2023, the amount of cash margin received that had been offset against the gross derivatives assets was £1,508m (2022: £2,373m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £4,296m (2022: £7,279m).
2 At 31 Dec 2023, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £75,491m (2022: £72,614m) of which £10,477m (2022: £9,874m) was subject to offsetting.
3 At 31 Dec 2023, the total amount of 'Customer accounts' recognised on the balance sheet was £222,941m (2022: £215,948m) of which £15,922m (2022: £15,977m) was subject to offsetting.
4 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
5 The disclosure was enhanced in year 2022 to support consistency across HSBC Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘ as balance sheet classification has no effect on the rights of set-off associated with financial instruments.